Financial Risk Management - Summary of Groups Industrial Corporate Loans (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 224,666,120	₩ 203,548,914
Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 226,651,515	₩ 205,435,830
%	100.00%	100.00%
Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (1,985,395)	₩ (1,886,916)
Financial institutions
Industrial Corporate Loans [Line Items]
Corporate Loans	23,551,276	22,027,039
Financial institutions | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 23,603,384	₩ 22,059,895
%	10.41%	10.74%
Financial institutions | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (52,108)	₩ (32,856)
Manufacturing
Industrial Corporate Loans [Line Items]
Corporate Loans	52,725,817	48,639,156
Manufacturing | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 53,301,044	₩ 49,149,918
%	23.52%	23.92%
Manufacturing | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (575,227)	₩ (510,762)
Service
Industrial Corporate Loans [Line Items]
Corporate Loans	97,826,721	86,475,823
Service | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 98,306,161	₩ 86,926,095
%	43.37%	42.31%
Service | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (479,440)	₩ (450,272)
Wholesale & Retail
Industrial Corporate Loans [Line Items]
Corporate Loans	29,313,689	26,604,706
Wholesale & Retail | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 29,665,900	₩ 26,862,247
%	13.09%	13.08%
Wholesale & Retail | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (352,211)	₩ (257,541)
Construction
Industrial Corporate Loans [Line Items]
Corporate Loans	6,680,533	5,454,668
Construction | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 6,909,315	₩ 5,683,471
%	3.06%	2.77%
Construction | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (228,782)	₩ (228,803)
Public sector
Industrial Corporate Loans [Line Items]
Corporate Loans	1,818,762	1,975,907
Public sector | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 1,903,185	₩ 2,070,960
%	0.84%	1.01%
Public sector | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (84,423)	₩ (95,053)
Others
Industrial Corporate Loans [Line Items]
Corporate Loans	12,749,322	12,371,615
Others | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 12,962,526	₩ 12,683,244
%	5.71%	6.17%
Others | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (213,204)	₩ (311,629)